Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 5,505
2020	4,493
2021	3,099
2022	2,334
2023	1,924
2024	1,925
Thereafter	2,425
Total	$ 21,705